Term deposits and cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash at bank	¥ 18,168	¥ 8,169
Term deposits with initial terms within three months	5,530	301
Cash and cash equivalents	¥ 23,698	¥ 8,470	¥ 10,999	¥ 13,164